Deconsolidation (Sale of Vybe Labs, Inc.) (Tables)	9 Months Ended
Sep. 30, 2023
Deconsolidation
Schedule of Deconsolidation

The transaction is recorded as follows at the date of this transaction:

June 1,
2023

Total assets and liabilities deconsolidated for Vybe:
Total assets	$1,156,733
Total liabilities	(1,356,750)

Net assets (liabilities)	$(241,365)

Net amount of deconsolidation – Recorded as a Gain on Deconsolidation of Subsidiary	$241,365